Share Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2020 shares $ / shares	Dec. 31, 2019 USD ($) shares yr $ / shares	Dec. 31, 2019 USD ($) shares yr $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares authorized to purchase		13,000,000	13,000,000
Cancellation of treasury shares		8,700,000	8,700,000
Average share price of entity | $ / shares			$ 7.72	$ 5.73
Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, exercised	1,500,000
Exercise price per share | $ / shares	$ 4.50
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage share compensation arrangements relative to outstanding shares		8.50%	8.50%
Maximum term of share options granted		5 years	5 years
Number of option issued		1,427,000	1,427,000	3,130,000
Weighted average exercise price | $ / shares			$ 8.89	$ 5.92
Fair value of option issued | $		$ 2.0	$ 2.0
Fair value per option | $ / shares		$ 1.38
Weighted average share price granted | $ / shares			$ 8.89
Expected volatility		30.00%	30.00%
Risk-free interest rate		1.62%	1.62%
Expected life | yr		3	3
Description of option pricing model, share options granted		Black-Scholes model	Black-Scholes model
Weighted average share price at time of exercise of options | $ / shares			$ 7.75	$ 6.07
Weighted average remaining contractual life of outstanding share options		3 years 4 months 17 days	3 years 4 months 17 days	3 years 7 days
Number of options outstanding		7,568,533	7,568,533	9,322,641	7,726,317
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued		579,700	579,700
Fair value of option issued | $		$ 3.9	$ 3.9
Fair value per option | $ / shares		$ 6.73
Shares authorized for issuance share based compensation arrangement		4,500,000	4,500,000
Vesting term		three year	three year
Number of options outstanding		2,617,732	2,617,732